STOCK-BASED COMPENSATION PLANS Schedule of fair value of share options assumptions used (Details) (Stock options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.25%	0.89%	0.85%
Annual dividends per share	$ 0	$ 0	$ 0
Expected stock price volatility	46.00%	50.00%	57.00%
Expected option life (in years)	4 years	4 years	4 years
Estimated forfeiture rate	3.50%	3.50%	3.50%
Average fair value of options granted (in dollars)	$ 6.86	$ 4.42	$ 3.42